Securities (Summary of Temporarily Impaired Investments Impaired) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	$ 4,262	$ 10,782
Available-for-Sale, Gross Unrealized Losses less than 12 months	(36)	(40)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1,688	1,459
Available-for-Sale, Gross Unrealized Losses longer than 12 months	(18)	(19)
Held-to-Maturity, Fair Value Unrealized Losses less than 12 months
Held-to-Maturity, Gross Unrealized Losses less than 12 months
Held-to-Maturity, Fair Value Unrealized Losses longer than 12 months
Held-to-Maturity, Gross Unrealized Losses longer than 12 months
U.S. Treasury securities and obligations of U.S. government corporations and agencies [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months		1,999
Available-for-Sale, Gross Unrealized Losses less than 12 months		(1)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months
Available-for-Sale, Gross Unrealized Losses longer than 12 months
Municipal notes [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	1,537	646
Available-for-Sale, Gross Unrealized Losses less than 12 months	(23)	(12)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months
Available-for-Sale, Gross Unrealized Losses longer than 12 months
Held-to-Maturity, Fair Value Unrealized Losses less than 12 months
Held-to-Maturity, Gross Unrealized Losses less than 12 months
Held-to-Maturity, Fair Value Unrealized Losses longer than 12 months
Held-to-Maturity, Gross Unrealized Losses longer than 12 months
Mortgage-backed securities [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	2,725	8,137
Available-for-Sale, Gross Unrealized Losses less than 12 months	(13)	(27)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1,687	1,458
Available-for-Sale, Gross Unrealized Losses longer than 12 months	(16)	(17)
Equity securities [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months
Available-for-Sale, Gross Unrealized Losses less than 12 months
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1	1
Available-for-Sale, Gross Unrealized Losses longer than 12 months	$ (2)	$ (2)